CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 310,301	¥ 2,133,472	¥ 1,892,433	¥ 1,992,767
Adjustments to reconcile net income to net cash by operating activities:
Provision for allowance for doubtful accounts	25,512	175,405	130,862	57,743
Inventory write-down	64,115	440,823	206,733	303,233
Depreciation of property and equipment	112,034	770,290	720,840	610,976
Amortization of intangible assets	6,958	47,842	340,816	363,977
Amortization of land use rights	10,414	71,601	55,545	37,657
Gains (losses) on disposal of property and equipment and other assets	111	762	(4,170)	10,499
Share-based compensation expenses	97,623	671,210	667,098	475,653
Share of loss of equity method investees	6,836	46,999	22,280	71,489
Impairment loss of other investments	2,919	20,073	133,026	114,574
Unrealized gains on short term investments	(7,069)	(48,604)	(16,934)	(31,855)
Amortization of debt issuance costs			5,950	35,824
Gain on disposal or revaluation of investments	(27,902)	(191,842)	(55,615)
Changes in operating assets and liabilities:
Accounts receivable	(9,444)	(64,931)	(2,655,862)	(1,951,397)
Amounts due from related parties	(1,059)	(7,284)	(1,839)	30,251
Other receivables and prepayments	18,095	124,418	(1,265,051)	(323,182)
Inventories	42,438	291,781	(2,240,420)	(685,018)
Deferred tax assets	(15,076)	(103,658)	(70,297)	(10,119)
Accounts payable	(20,471)	(140,746)	3,217,304	1,553,400
Advances from customers	(127,106)	(873,914)	(347,538)	690,402
Accrued expenses and other current liabilities	288,805	1,985,677	290,818	(305,221)
Amounts due to related parties	37,537	258,086	12,293	(186,533)
Deferred income	21,865	150,335	26,554	55,549
Deferred tax liability	(1,752)	(12,047)	(83,575)	(79,256)
Net cash generated from operating activities	835,684	5,745,748	981,251	2,831,413
Cash flows from investing activities:
Purchases of property and equipment	(366,471)	(2,519,673)	(2,197,773)	(1,967,645)
Purchases of land use rights	(156,115)	(1,073,370)	(275,810)	(199,642)
Government subsidies received for land use rights	7,607	52,300	117,825	240,069
Deposits paid for acquisition of land use rights				(618,219)
Proceed from disposal of property and equipment and other assets	718	4,936	9,290	13,385
Purchases of other assets	(133)	(917)	(867)	(5,121)
Purchases of short term investments	(391,394)	(2,691,032)	(354,000)	(2,165,000)
Redemption of short term investments upon maturities	108,758	747,766	796,729	3,332,482
Investment in equity method investees and other investments	(140,164)	(963,699)	(16,783)	(155,641)
Acquisition of subsidiaries, net of cash acquired of RMB19,490 , RMB174 and nil in 2016, 2017 and 2018, respectively			(4,701)	(106,365)
Deposits for investment in equity method investees and other investments			(240,000)
Disposal of an available-for-sale investment			279,295
Cash paid for loan originations	(111,122)	(764,020)	(188,960)	(46,305)
Cash received from loan repayments	75,561	519,519	46,149
Other investing activities	(820)	(5,622)	(3,000)	9,000
Net cash used in investing activities	(973,575)	(6,693,812)	(2,032,606)	(1,669,002)
Cash flows from financing activities:
Proceeds from bank and other borrowings	307,655	2,115,285	910,310	3,000
Repayment of bank and other borrowings	(246,656)	(1,695,885)	(3,000)	(98,000)
Capital contributions from non-controlling interests	145	1,000		1,380
Acquisition of non-controlling interests	(2,719)	(18,699)	(25,855)	(111,636)
Partial redemption of convertible senior notes			(21,697)
Repurchase of ordinary shares				(193,619)
Proceeds from issuance of securitization debt	140,935	969,000	760,000
Repayment of securitization debt	(110,537)	(760,000)
Proceeds from issuance of ordinary shares to new investors			5,610,337
Proceeds from issuance of ordinary shares upon exercise of share options	574	3,947	5,969	5,747
Deferred settlement of acquisition of subsidiaries	(4,026)	(27,680)	(64,990)
Other financing activities			(1,250)
Net cash (used in) provided by financing activities	85,371	586,968	7,169,824	(393,128)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	25,828	177,576	(6,054)	15,910
Net increase (decrease) in cash, cash equivalents and restricted cash	(26,692)	(183,520)	6,112,415	785,193
Cash, cash equivalents and restricted cash at beginning of the period	1,486,727	10,221,992	4,109,577	3,324,384
Cash, cash equivalents and restricted cash at end of the period	1,460,035	10,038,472	10,221,992	4,109,577
Reconciliation in amounts on the consolidated balance sheets:
Total cash, cash equivalents and restricted cash at end of the period	1,486,727	10,221,992	4,109,577	3,324,384
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	23,234	159,744	82,435	85,195
Income tax paid	139,087	956,291	948,915	631,129
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	$ 673	¥ 4,626	¥ 9,971	271,999
Payables for acquisition of subsidiaries				¥ 74,352